Leases - Summary of cash flow payments of lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 100,662	¥ 109,552	¥ 165,828